Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
1 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BONDS – 99.43%
ASSET-BACKED SECURITIES — 6.11%**
Academic Loan Funding Trust,
Series 2012-1A, Class A2
(LIBOR USD 1-Month plus 1.10%)
2.72% 12/27/44
1,2
$ 508,042 $ 491,827
AIG CLO Ltd.,
Series 2019-2A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.78% 10/25/33
1,2,3
2,200,000 2,088,812
AMMC CLO 19 Ltd.,
Series 2016-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.14%)
2.18% 10/16/28
1,2,3
366,664 364,328
Barings CLO Ltd.,
Series 2013-IA, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
1.86% 01/20/28
1,2,3
990,998 977,422
Bayview Commercial Asset Trust,
Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.18% 01/25/35
1,2
220,557 219,280
Brazos Higher Education Authority, Inc.,
Series 2010-1, Class A2
(LIBOR USD 3-Month plus 1.20%)
2.72% 02/25/35
2
650,000 640,129
Brazos Higher Education Authority, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.32% 02/25/30
2
8,559 8,524
Brazos Higher Education Authority, Inc.,
Series 2011-2, Class A3
(LIBOR USD 3-Month plus 1.00%)
2.18% 10/27/36
2
1,030,000 1,020,024
Cedar Funding XII CLO Ltd.,
Series 2020-12A, Class A1R
(Cayman Islands)
(LIBOR USD 3-Month plus 1.13%)
2.31% 10/25/34
1,2,3
2,000,000 1,928,182
CIT Education Loan Trust,
Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.29% 03/25/42
1,2
187,084 174,689
CoreVest American Finance Trust,
Series 2019-1, Class XA (IO)
2.35% 03/15/52
1,4
2,555,468 107,357
Dryden XXVI Senior Loan Fund,
Series 2013-26A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
1.94% 04/15/29
1,2,3
1,640,179 1,615,412
Educational Funding of the South, Inc.,
Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.65%)
1.83% 04/25/35
2
132,408 131,548
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Global SC Finance II SRL,
Series 2014-1A, Class A2
(Barbados)
3.09% 07/17/29
1,3
$ 348,668 $ 340,706
Higher Education Funding I,
Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.57% 05/25/34
1,2
377,666 376,732
J.G. Wentworth XXX LLC,
Series 2013-3A, Class A
4.08% 01/17/73
1
360,525 348,348
J.G. Wentworth XXXII LLC,
Series 2014-2A, Class A
3.61% 01/17/73
1
679,657 640,431
LCM XVIII LP,
Series 19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
2.28% 07/15/27
1,2,3
16,554 16,466
LCM XX LP,
Series 20A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.04%)
2.10% 10/20/27
1,2,3
673,365 667,372
Navient Student Loan Trust,
Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.51%)
2.13% 06/25/31
2
548,436 531,203
Navient Student Loan Trust,
Series 2014-3, Class A
(LIBOR USD 1-Month plus 0.62%)
2.24% 03/25/83
2
1,454,395 1,385,466
Navient Student Loan Trust,
Series 2014-4, Class A
(LIBOR USD 1-Month plus 0.62%)
2.24% 03/25/83
2
1,306,723 1,245,108
Navient Student Loan Trust,
Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
3.12% 06/25/65
1,2
1,601,532 1,610,075
Nelnet Student Loan Trust,
Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.57% 11/25/48
1,2
1,370,000 1,337,764
Neuberger Berman CLO XX Ltd.,
Series 2015-20A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.20% 07/15/34
1,2,3
2,140,000 2,064,351
OCP CLO Ltd.,
Series 2020-19A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
2.21% 10/20/34
1,2,3
1,850,000 1,788,519

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 2
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Octagon Investment Partners 46 Ltd.,
Series 2020-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
2.20% 07/15/36
1,2,3
$ 2,000,000 $ 1,927,358
Progress Residential Trust,
Series 2021-SFR8, Class D
2.08% 10/17/38
1
1,150,000 992,872
Recette CLO Ltd.,
Series 2015-1A, Class ARR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
2.14% 04/20/34
1,2,3
1,875,000 1,806,656
Regata XII Funding Ltd.,
Series 2019-1A, Class BR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.60%)
2.64% 10/15/32
1,2,3
2,100,000 2,003,085
Rockford Tower CLO Ltd.,
Series 2019-2A, Class AR
(Cayman Islands)
(LIBOR USD 3-Month plus 1.10%)
2.58% 08/20/32
1,2,3
2,000,000 1,944,192
Skyline Aircraft Finance LLC,
Series 2021-1, Class A
3.23% 05/10/37
5,6
2,130,493 1,961,386
SLC Student Loan Trust,
Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
1.70% 08/15/31
2
102,421 94,843
SLC Student Loan Trust,
Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.43% 12/15/32
2
208,039 208,718
SLM Student Loan Trust,
Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
1.65% 07/25/39
2
134,778 128,805
SLM Student Loan Trust,
Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
1.34% 01/25/41
2
931,394 887,071
SLM Student Loan Trust,
Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
1.93% 04/25/23
2
3,169,567 3,082,478
SLM Student Loan Trust,
Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
2.38% 01/25/83
2
185,000 167,312
SLM Student Loan Trust,
Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
2.38% 04/26/83
2
185,000 170,390
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust,
Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 04/25/73
2
$ 185,000 $ 181,348
SLM Student Loan Trust,
Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/25/73
2
2,235,000 2,214,109
SLM Student Loan Trust,
Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
2.28% 07/25/23
2
1,652,404 1,621,421
SLM Student Loan Trust,
Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/26/83
2
185,000 173,266
SLM Student Loan Trust,
Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.03% 07/26/83
2
185,000 171,666
SLM Student Loan Trust,
Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
3.43% 10/25/75
2
185,000 185,306
SLM Student Loan Trust,
Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
2.68% 04/25/23
2
567,250 564,371
SLM Student Loan Trust,
Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
3.43% 10/25/83
2
1,885,000 1,878,136
SLM Student Loan Trust,
Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.37% 01/25/45
1,2
2,504,322 2,447,980
SLM Student Loan Trust,
Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
2.82% 10/25/34
2
444,536 442,440
SLM Student Loan Trust,
Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.27% 05/26/26
2
551,070 531,095
Structured Receivables Finance LLC,
Series 2010-A, Class B
7.61% 01/16/46
1
438,833 454,321
Student Loan Consolidation Center Student Loan Trust I,
Series 2002-2, Class B2
(28 Day Auction Rate plus 0.00%)
1.61% 07/01/42
1,2
500,000 461,009
Vantage Data Centers Issuer LLC,
Series 2018-2A, Class A2
4.20% 11/16/43

2,024,750 2,009,108

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
3 / June 2022
Issues
Maturity
Date
Principal
Amount Value
ASSET-BACKED SECURITIES (continued)
Velocity Commercial Capital Loan Trust,
Series 2019-1, Class A
3.76% 03/25/49
1,4
$ 2,250,791 $ 2,199,523
Total Asset-Backed Securities
(Cost $54,950,923) 53,030,340
BANK LOANS — 1.36%*
Automotive — 0.02%
Clarios Global LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 04/30/26
2
169,042 158,265
Communications — 0.15%
CenturyLink, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.92% 03/15/27
2
565,102 521,129
Charter Communications Operating LLC,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
3.42% 02/01/27
2
97,494 93,194
CSC Holdings LLC,
Term Loan B5, 1st Lien
(LIBOR plus 2.50%)
3.82% 04/15/27
2
98,489 91,789
Term Loan, 1st Lien
(LIBOR plus 2.25%)
3.57% 07/17/25
2
147,668 137,775
Zayo Group Holdings, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.67% 03/09/27
2
445,395 412,349
(SOFR plus 3.25%)
5.78% 03/09/27
2
63,793 59,792
1,316,028
Consumer Discretionary — 0.02%
AI Aqua Merger Sub, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.00%)
4.00% 07/31/28
2,7
59,104 53,883
Naked Juice, LLC,
Term Loan, 1st Lien
(SOFR plus 3.25%)
4.88% - 5.40% 01/24/29
2
89,362 83,479
Sunshine Luxembourg VII SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
6.00% 10/01/26
2
85,145 79,093
216,455
Electric — 0.01%
Vistra Operations Co., LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.75%)
3.27% - 3.42% 12/31/25
2
136,165 130,719
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Energy — 0.01%
Lucid Energy Group II Borrower LLC,
Term Loan, 1st Lien
(LIBOR plus 4.25%)
5.87% 11/24/28
2
$ 113,118 $ 111,967
Finance — 0.05%
Deerfield Dakota Holding LLC,
Term Loan B, 1st Lien
(SOFR plus 3.75%)
5.28% 04/09/27
2
89,859 84,384
Mozart Borrower, LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 10/23/28
2
99,750 92,814
Setanta Aircraft Leasing DAC,
Term Loan B, 1st Lien
(LIBOR plus 2.00%)
4.25% 11/05/28
2
275,000 262,397
439,595
Food — 0.02%
Hostess Brands LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.49% - 3.92% 08/03/25
2
167,802 161,539
Gaming — 0.05%
Caesars Resort Collection LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.42% 12/23/24
2
171,695 165,739
Golden Nugget, LLC,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
5.53% 01/26/29
2
35,411 32,756
Scientific Games International, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
2.00% 04/13/29
2
287,114 273,415
471,910
Health Care — 0.18%
Avantor Funding, Inc.,
Term Loan B5, 1st Lien
(LIBOR plus 2.25%)
3.92% 11/08/27
2
327,240 315,481
Avolon TLB Borrower 1 U.S. LLC,
Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.35% 01/15/25
2
52,744 50,502
Change Healthcare Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.17% 03/01/24
2
202,532 197,647

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 4
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Health Care (continued)
Grifols Worldwide Operations USA, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.00%)
3.67% 11/15/27
2
$ 92,556 $ 87,708
Horizon Therapeutics USA, Inc.,
Term Loan B2, 1st Lien
(LIBOR plus 1.75%)
3.38% 03/15/28
2
280,440 271,589
ICON Luxembourg SARL,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.56% 07/03/28
2
157,365 152,437
Jazz Financing Lux SARL,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.17% 05/05/28
2
409,692 391,895
Peraton Corp.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.42% 02/01/28
2
30,485 28,711
PetVet Care Centers LLC,
Term Loan B3, 1st Lien
(LIBOR plus 3.50%)
5.17% 02/14/25
2
35,409 33,491
1,529,461
Industrials — 0.21%
Berry Global, Inc.,
Term Loan Z, 1st Lien
(LIBOR plus 1.75%)
3.00% 07/01/26
2
909,899 881,214
DIRECTV Financing LLC,
Term Loan, 1st Lien
(LIBOR plus 5.00%)
6.67% 08/02/27
2
382,325 353,094
Indigo Merger Sub, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 2.25%)
4.56% 07/03/28
2
39,208 37,980
Ingram Micro, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.75% 06/30/28
2
264,456 250,902
TransDigm, Inc.,
Term Loan E, 1st Lien
(LIBOR plus 2.25%)
3.92% 05/30/25
2
290,535 276,832
Term Loan F, 1st Lien
(LIBOR plus 2.25%)
3.92% 12/09/25
2
39,621 37,674
1,837,696
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Information Technology — 0.19%
Central Parent, Inc.,
Term Loan, 1st Lien
(SOFR plus 0.00%)
0.00% 07/06/29
2
$ 177,633 $ 168,397
Entegris, Inc.,
Term Loan B, 1st Lien
(SOFR plus 3.00%)
0.00% 07/06/29
2
130,000 126,100
Gainwell Acquisition Corp.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.63% 10/01/27
2
199,494 189,208
NortonLifeLock, Inc.,
Term Loan B, 1st Lien
(SOFR plus 2.00%)
2.00% 01/28/29
2
530,000 503,897
Prime Security Services Borrower LLC,
Term Loan B1, 1st Lien
(LIBOR plus 2.75%)
2.75% 09/23/26
2
76,684 71,780
Proofpoint, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.82% 08/31/28
2
202,469 188,694
Sophia LP,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.50% 10/07/27
2
219,879 205,725
Spin Holdco, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.61% 03/04/28
2
229,982 212,388
1,666,189
Insurance — 0.04%
Acrisure LLC,
Term Loan B1, 1st Lien
(LIBOR plus 3.50%)
4.86% 02/15/27
2
248,728 229,078
HUB International Ltd.,
Term Loan B3, 1st Lien
(LIBOR plus 3.25%)
3.25% 04/25/25
2
86,095 81,883
310,961
Retail — 0.19%
Level 3 Parent LLC,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.42% 03/01/27
2
1,275,000 1,184,692
Whatabrands LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.25%)
4.92% 08/03/28

472,625 444,341
1,629,033

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
5 / June 2022
Issues
Maturity
Date
Principal
Amount Value
BANK LOANS (continued)
Services — 0.21%
Amentum Government Services Holdings LLC,
Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.42% 01/29/27
2
$ 286,934 $ 274,023
Elanco Animal Health, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
2.81% 08/01/27
2
894,924 847,604
Element Materials Technology Group U.S. Holdings, Inc.,
Term Loan B, 1st Lien
(SOFR plus 4.25%)
4.25% 06/22/29
2,8
42,657 41,044
Pre-Paid Legal Services, Inc.,
Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.42% 12/15/28
2
64,374 60,251
Trans Union LLC,
Term Loan B6, 1st Lien
(LIBOR plus 2.25%)
3.92% 12/01/28
2
400,511 382,823
TruGreen LP,
Term Loan B, 1st Lien
(LIBOR plus 4.00%)
5.67% 11/02/27
2
188,105 179,483
1,785,228
Transportation — 0.01%
American Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.40% 01/29/27
2
51,722 45,774
United Airlines, Inc.,
Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.39% 04/21/28
2
39,253 36,653
82,427
Total Bank Loans
(Cost $12,182,821) 11,847,473
CORPORATES — 30.89%*
Automotive — 0.10%
General Motors Co.
4.88% 10/02/23 845,000 853,669
Banking — 6.09%
Bank of America Corp.
1.73% 07/22/27
4
2,605,000 2,322,748
2.30% 07/21/32
4
1,420,000 1,148,149
2.57% 10/20/32
4
215,000 177,541
2.69% 04/22/32
4
250,000 210,170
3.00% 12/20/23
4
1,000,000 996,971
3.37% 01/23/26
4
605,000 585,961
Bank of America Corp.
(MTN)
1.92% 10/24/31
4
900,000 718,503
2.09% 06/14/29
4
2,355,000 2,019,866
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
2.46% 10/22/25
4
$ 1,120,000 $ 1,067,977
3.09% 10/01/25
4
152,000 147,247
3.46% 03/15/25
4
315,000 311,029
3.97% 03/05/29
4
1,540,000 1,468,939
Credit Suisse Group AG
(Switzerland)
1.31% 02/02/27
1,3,4
2,020,000 1,739,564
2.19% 06/05/26
1,3,4
1,405,000 1,275,515
2.59% 09/11/25
1,3,4
370,000 350,407
3.09% 05/14/32
1,3,4
750,000 601,058
3.87% 01/12/29
1,3,4
145,000 130,600
DNB Bank ASA
(Norway)
0.86% 09/30/25
1,3,4
2,485,000 2,323,808
HSBC Holdings PLC
(United Kingdom)
1.59% 05/24/27
3,4
1,730,000 1,522,263
2.01% 09/22/28
3,4
2,425,000 2,076,465
2.21% 08/17/29
3,4
1,195,000 1,005,093
2.80% 05/24/32
3,4
435,000 357,819
2.87% 11/22/32
3,4
285,000 233,783
4.04% 03/13/28
3,4
500,000 475,559
ING Groep NV
(Netherlands)
4.02% 03/28/28
3,4
1,795,000 1,714,514
JPMorgan Chase & Co.
0.97% 06/23/25
4
755,000 706,610
1.58% 04/22/27
4
420,000 375,003
2.08% 04/22/26
4
850,000 796,657
2.58% 04/22/32
4
420,000 353,933
3.22% 03/01/25
4
1,910,000 1,877,199
3.96% 01/29/27
4
50,000 48,871
4.02% 12/05/24
4
910,000 907,549
Lloyds Banking Group PLC
(United Kingdom)
2.91% 11/07/23
3,4
875,000 872,634
3.87% 07/09/25
3,4
3,020,000 2,985,406
Macquarie Group Ltd.
(Australia)
1.20% 10/14/25
1,3,4
1,760,000 1,633,227
1.34% 01/12/27
1,3,4
1,660,000 1,461,593
4.44% 06/21/33
1,3,4
265,000 246,001
NatWest Group PLC
(United Kingdom)
4.27% 03/22/25
3,4
385,000 381,280
4.52% 06/25/24
3,4
1,165,000 1,162,596
Santander UK Group Holdings PLC
(United Kingdom)
1.09% 03/15/25
3,4
1,575,000 1,472,316
1.53% 08/21/26
3,4
155,000 138,986
1.67% 06/14/27
3,4
435,000 380,498
2.47% 01/11/28
3,4
1,245,000 1,104,984
4.80% 11/15/24
3,4
1,730,000 1,730,967
Santander UK PLC
(United Kingdom)
5.00% 11/07/23
1,3
330,000 332,752

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 6
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Banking (continued)
Wells Fargo & Co.
2.19% 04/30/26
4
$ 305,000 $ 285,733
Wells Fargo & Co.
(MTN)
2.16% 02/11/26
4
240,000 225,850
2.39% 06/02/28
4
9,400,000 8,425,480
52,887,674
Communications — 3.03%
AT&T, Inc.
2.55% 12/01/33 4,887,000 3,985,054
CCO Holdings, LLC/CCO Holdings Capital Corp.
4.25% 01/15/34
1
875,000 678,978
4.50% 06/01/33
1
1,800,000 1,433,250
Charter Communications Operating LLC/Charter
Communications Operating Capital
2.30% 02/01/32 825,000 626,965
Charter Communications Operating, LLC/Charter
Communications Operating Capital
4.40% 04/01/33 1,615,000 1,447,828
Cox Communications, Inc.
2.60% 06/15/31
1
705,000 590,368
CSC Holdings LLC
4.13% 12/01/30
1
900,000 702,487
5.38% 02/01/28
1
65,000 56,390
6.50% 02/01/29
1
43,000 38,920
Diamond Sports Group, LLC/Diamond Sports Finance Co.
5.38% 08/15/26
1
1,007,000 253,009
Fox Corp.
3.50% 04/08/30 1,500,000 1,362,549
Global Switch Finance BV
(EMTN)
(Netherlands)
1.38% 10/07/30
3
925,000 787,211
Intelsat Jackson Holdings SA
(Luxembourg)
6.50% 03/15/30
1,3
2,108,000 1,743,816
Intelsat Jackson Holdings SA,
Class B
(Luxembourg)
8.50% 10/15/24
†,1,3,5,6
1,003,000 —
9.75% 07/15/25
†,1,3,5,6,9,10
585,000 —
Level 3 Financing, Inc.
3.88% 11/15/29
1
1,210,000 1,001,714
Lumen Technologies, Inc.
5.38% 06/15/29
1
275,000 218,433
Netflix, Inc.
4.63% 05/15/29 720,000 711,588
Paramount Global
4.20% 05/19/32 500,000 443,747
SES GLOBAL Americas Holdings, Inc.
5.30% 03/25/44
1
750,000 640,709
SES SA
(Luxembourg)
3.60% 04/04/23
1,3
1,500,000 1,483,422
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Communications (continued)
Sprint Corp.
7.88% 09/15/23 $ 65,000 $ 67,210
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint
Spectrum Co. III LLC
4.74% 03/20/25
1
807,814 808,553
5.15% 03/20/28
1
1,785,000 1,800,954
Tencent Holdings Ltd.
(Cayman Islands)
2.88% 04/22/31
1,3
1,210,000 1,040,671
T-Mobile USA, Inc.
2.25% 02/15/26 700,000 633,343
2.55% 02/15/31 740,000 623,448
3.75% 04/15/27 2,275,000 2,189,259
3.88% 04/15/30 800,000 747,355
Zayo Group Holdings, Inc.
4.00% 03/01/27
1
250,000 207,862
26,325,093
Consumer Discretionary — 1.78%
Anheuser-Busch InBev Worldwide, Inc.
4.38% 04/15/38 725,000 666,150
Bacardi Ltd.
(Bermuda)
4.45% 05/15/25
1,3
1,045,000 1,035,686
BAT Capital Corp.
2.73% 03/25/31 555,000 438,839
3.46% 09/06/29 1,570,000 1,347,142
3.56% 08/15/27 550,000 504,006
4.39% 08/15/37 830,000 659,732
BAT International Finance PLC
(United Kingdom)
1.67% 03/25/26
3
330,000 292,567
Constellation Brands, Inc.
4.35% 05/09/27 95,000 94,468
4.65% 11/15/28 1,000,000 990,605
GSK Consumer Healthcare Capital U.S., LLC
3.38% 03/24/27
1
1,000,000 957,959
Hyatt Hotels Corp.
1.30% 10/01/23 1,240,000 1,199,997
Imperial Brands Finance PLC
(United Kingdom)
3.13% 07/26/24
1,3
1,000,000 968,387
JDE Peet's NV
(Netherlands)
0.80% 09/24/24
1,3
1,650,000 1,534,590
Magallanes, Inc.
4.28% 03/15/32
1
4,320,000 3,861,976
Reynolds American, Inc.
5.70% 08/15/35 940,000 876,195
15,428,299
Electric — 1.45%
Alliant Energy Finance, LLC
3.60% 03/01/32
1
1,625,000 1,477,363

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
7 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Electric (continued)
Appalachian Power Co.,
Series H
5.95% 05/15/33 $ 350,000 $ 375,421
Appalachian Power Co.,
Series X
3.30% 06/01/27 410,000 393,405
Duke Energy Corp.
2.65% 09/01/26 30,000 28,153
3.10% 06/15/28 1,030,000 1,068,612
EVERSOURCE ENERGY
4.60% 07/01/27 1,295,000 1,306,513
Exelon Corp.
2.75% 03/15/27
1
1,325,000 1,243,507
FirstEnergy Transmission LLC
2.87% 09/15/28
1
853,000 722,313
Jersey Central Power & Light Co.
4.70% 04/01/24
1
995,000 1,001,806
Metropolitan Edison Co.
4.00% 04/15/25
1
770,000 757,724
NextEra Energy Capital Holdings, Inc.
4.63% 07/15/27 2,160,000 2,188,868
Public Service Co. of New Mexico
3.85% 08/01/25 1,405,000 1,382,017
Tucson Electric Power Co.
3.85% 03/15/23 595,000 596,127
12,541,829
Energy — 1.17%
Boston Gas Co.
3.76% 03/16/32
1
2,400,000 2,228,706
Energy Transfer LP
3.45% 01/15/23 105,000 104,648
3.75% 05/15/30 315,000 284,123
4.00% 10/01/27 400,000 378,937
4.75% 01/15/26 130,000 129,741
4.95% 05/15/28 750,000 735,043
4.95% 06/15/28 1,000,000 986,398
5.50% 06/01/27 531,000 539,439
Occidental Petroleum Corp.
0.00% 10/10/36
11
444,000 220,710
Petroleos Mexicanos
(Mexico)
2.00% 12/20/22
3
150,000 149,387
5.95% 01/28/31
3
300,000 220,335
6.63% 06/15/35
3
1,780,000 1,222,860
Plains All American Pipeline LP/PAA Finance Corp.
3.80% 09/15/30 525,000 464,613
Rockies Express Pipeline LLC
4.80% 05/15/30
1
400,000 335,000
4.95% 07/15/29
1
1,000,000 857,312
Ruby Pipeline LLC
8.00% 04/01/22
1,5,6,9,10
561,364 479,966
USA Compression Partners LP/USA Compression Finance
Corp.
6.88% 04/01/26 60,000 54,657
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Energy (continued)
Venture Global Calcasieu Pass LLC
3.88% 08/15/29
1
$ 825,000 $ 723,896
10,115,771
Finance — 5.94%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
(Ireland)
2.45% 10/29/26
3
2,045,000 1,781,948
3.00% 10/29/28
3
1,000,000 841,845
3.30% 01/30/32
3
285,000 227,319
Air Lease Corp.
2.25% 01/15/23 1,000,000 990,060
3.25% 03/01/25 820,000 789,355
3.25% 10/01/29 525,000 439,207
3.63% 12/01/27 355,000 317,699
American Express Co.
2.55% 03/04/27 815,000 760,283
Avolon Holdings Funding Ltd.
(Cayman Islands)
2.53% 11/18/27
1,3
1,273,000 1,038,793
2.88% 02/15/25
1,3
1,160,000 1,068,689
Capital One Financial Corp.
1.34% 12/06/24
4
2,090,000 2,003,641
Cboe Global Markets, Inc.
3.00% 03/16/32 820,000 734,614
Citigroup, Inc.
2.52% 11/03/32
4
3,285,000 2,691,340
2.56% 05/01/32
4
780,000 643,004
2.57% 06/03/31
4
285,000 239,813
3.52% 10/27/28
4
1,505,000 1,407,484
4.41% 03/31/31
4
985,000 941,799
Citigroup, Inc.,
Series VAR
3.07% 02/24/28
4
405,000 375,946
Durrah MSN 35603
(Cayman Islands)
1.68% 01/22/25
3
1,574,730 1,545,615
Goldman Sachs Group, Inc. (The)
0.93% 10/21/24
4
840,000 803,814
1.22% 12/06/23 2,090,000 2,017,286
1.43% 03/09/27
4
2,555,000 2,272,928
2.38% 07/21/32
4
1,020,000 826,682
2.65% 10/21/32
4
3,160,000 2,607,438
2.91% 07/24/23
4
725,000 724,607
3.75% 02/25/26 20,000 19,639
Intercontinental Exchange, Inc.
4.00% 09/15/27 2,050,000 2,018,205
JPMorgan Chase & Co.
1.05% 11/19/26
4
1,235,000 1,100,178
1.56% 12/10/25
4
370,000 346,642
2.55% 11/08/32
4
425,000 353,492
2.60% 02/24/26
4
185,000 176,167
2.74% 10/15/30
4
3,055,000 2,668,099
2.95% 02/24/28
4
425,000 394,406
Morgan Stanley
1.59% 05/04/27
4
1,210,000 1,079,708

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 8
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Finance (continued)
2.48% 09/16/36
4
$ 620,000 $ 476,865
2.95% 05/07/32
4
415,000 412,698
Morgan Stanley
(GMTN)
1.51% 07/20/27
4
500,000 439,882
Morgan Stanley
(MTN)
1.16% 10/21/25
4
4,790,000 4,444,068
1.93% 04/28/32
4
340,000 270,090
Nationwide Building Society
(United Kingdom)
2.97% 02/16/28
1,3,4
700,000 641,674
3.77% 03/08/24
1,3,4
1,265,000 1,262,037
4.36% 08/01/24
1,3,4
1,085,000 1,086,661
Park Aerospace Holdings Ltd.
(Cayman Islands)
4.50% 03/15/23
1,3
860,000 857,109
5.50% 02/15/24
1,3
40,000 39,702
Safina Ltd.
(Cayman Islands)
2.00% 12/30/23
3
2,211,544 2,192,383
Sandalwood 2013 LLC
2.90% 07/10/25 1,013,061 1,007,092
TIAA FSB Holdings, Inc.
5.75% 07/02/25 1,150,000 1,174,128
UBS Group AG
(Switzerland)
4.49% 05/12/26
1,3,4
1,000,000 997,108
51,549,242
Food — 0.70%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance,
Inc.
(Canada)
3.00% 02/02/29
1,3
1,435,000 1,230,840
5.75% 04/01/33
1,3
750,000 714,914
JBS USA LUX SA/JBS USA Food Co/JBS USA Finance, Inc.
(Canada)
3.00% 05/15/32
1,3
1,185,000 918,375
Kraft Heinz Foods Co.
5.00% 07/15/35 933,000 908,508
5.00% 06/04/42 245,000 224,243
Mondelez International, Inc.
3.00% 03/17/32 860,000 752,967
Pilgrim's Pride Corp.
5.88% 09/30/27
1
65,000 62,262
Post Holdings, Inc.
4.63% 04/15/30
1
826,000 698,350
5.75% 03/01/27
1
600,000 584,250
6,094,709
Gaming — 0.03%
Caesars Entertainment, Inc.
4.63% 10/15/29
1
300,000 234,384
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care — 3.75%
AbbVie, Inc.
3.60% 05/14/25 $ 1,152,000 $ 1,134,818
3.85% 06/15/24 1,342,000 1,341,707
Aetna, Inc.
2.80% 06/15/23 50,000 49,395
3.50% 11/15/24 1,250,000 1,236,076
Alcon Finance Corp.
2.75% 09/23/26
1
2,300,000 2,151,913
American Medical Systems Europe BV
(Netherlands)
1.63% 03/08/31
3
400,000 364,115
Amgen, Inc.
3.00% 02/22/29 500,000 461,837
3.35% 02/22/32 580,000 531,495
Bayer U.S. Finance II LLC
4.25% 12/15/25
1
25,000 24,716
4.38% 12/15/28
1
2,900,000 2,826,993
5.50% 08/15/25
1
1,100,000 1,105,412
Bayer U.S. Finance LLC
3.38% 10/08/24
1
1,020,000 997,231
Baylor Scott & White Holdings
2.65% 11/15/26 1,530,000 1,418,176
Becton Dickinson and Co.
3.36% 06/06/24 589,000 583,119
Centene Corp.
3.00% 10/15/30 2,000,000 1,662,770
Cigna Corp.
4.13% 11/15/25 545,000 546,426
CommonSpirit Health
2.78% 10/01/30 1,650,000 1,423,163
CVS Health Corp.
3.25% 08/15/29 2,890,000 2,640,954
DENTSPLY SIRONA, Inc.
3.25% 06/01/30 1,000,000 845,038
Endo DAC/Endo Finance LLC/Endo Finco, Inc.
(Ireland)
6.00% 06/30/28
1,3
627,000 54,079
HCA, Inc.
4.13% 06/15/29 1,145,000 1,045,784
5.38% 02/01/25 866,000 864,799
5.88% 02/15/26 2,530,000 2,552,669
5.88% 02/01/29 1,000,000 1,004,480
7.05% 12/01/27 80,000 84,558
Humana, Inc.
3.85% 10/01/24 860,000 859,537
3.95% 03/15/27 885,000 868,850
ModivCare Escrow Issuer, Inc.
5.00% 10/01/29
1
700,000 566,509
PerkinElmer, Inc.
0.85% 09/15/24 2,050,000 1,903,613
Royalty Pharma PLC
(United Kingdom)
2.20% 09/02/30

675,000 546,217

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
9 / June 2022
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Health Care (continued)
Tenet Healthcare Corp.
4.25% 06/01/29
1
$ 1,000,000 $ 845,180
32,541,629
Industrials — 1.11%
Amcor Finance USA, Inc.
3.63% 04/28/26 1,950,000 1,875,072
Artera Services LLC
9.03% 12/04/25
1
227,000 183,518
BAE Systems Holdings, Inc.
3.80% 10/07/24
1
630,000 624,488
Berry Global, Inc.
1.50% 01/15/27
1
690,000 630,584
1.65% 01/15/27 95,000 83,234
4.88% 07/15/26
1
1,055,000 1,008,855
Boeing Co. (The)
1.43% 02/04/24 1,300,000 1,244,281
Crane Holdings Co.
4.45% 12/15/23 1,130,000 1,140,754
General Electric Co.
(MTN)
(LIBOR USD 3-Month plus 0.38%)
1.74% 05/05/26
2
1,028,000 976,109
(LIBOR USD 3-Month plus 0.48%)
1.89% 08/15/36
2
1,115,000 885,597
General Electric Co.,
Series A (MTN)
6.75% 03/15/32 135,000 151,157
L3Harris Technologies, Inc.
3.85% 06/15/23 410,000 410,010
Mauser Packaging Solutions Holding Co.
5.50% 04/15/24
1
65,000 62,205
Sydney Airport Finance Co. Pty Ltd.
(Australia)
3.38% 04/30/25
1,3
410,000 398,663
9,674,527
Information Technology — 0.59%
Apple, Inc.
3.25% 02/23/26 20,000 19,891
Broadcom, Inc.
4.30% 11/15/32 950,000 865,418
Change Healthcare Holdings LLC/Change Healthcare
Finance, Inc.
5.75% 03/01/25
1
61,000 59,780
Oracle Corp.
2.30% 03/25/28 1,000,000 861,501
2.88% 03/25/31 1,955,000 1,611,528
TSMC Arizona Corp.
4.25% 04/22/32 920,000 909,991
VMware, Inc.
1.00% 08/15/24 815,000 763,405
5,091,514
Insurance — 1.41%
Aon Corp./Aon Global Holdings PLC
2.85% 05/28/27 1,625,000 1,524,593
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Insurance (continued)
Athene Global Funding
1.99% 08/19/28
1
$ 2,555,000 $ 2,120,048
3.21% 03/08/27
1
530,000 482,443
Berkshire Hathaway Finance Corp.
2.88% 03/15/32 1,210,000 1,086,711
Brown & Brown, Inc.
4.20% 03/17/32 1,330,000 1,214,317
Equitable Financial Life Global Funding
1.80% 03/08/28
1
1,190,000 1,035,014
Metropolitan Life Global Funding I
3.30% 03/21/29
1
1,200,000 1,125,691
Nationwide Mutual Insurance Co.
4.12% 12/15/24
1,4
1,212,000 1,212,278
New York Life Global Funding
3.00% 01/10/28
1
50,000 47,388
Trinity Acquisition PLC
(United Kingdom)
4.40% 03/15/26
3
1,385,000 1,370,625
Willis North America, Inc.
4.65% 06/15/27 1,025,000 1,009,371
12,228,479
Materials — 0.31%
International Flavors & Fragrances, Inc.
1.23% 10/01/25
1
950,000 858,668
2.30% 11/01/30
1
1,135,000 933,827
Valvoline, Inc.
3.63% 06/15/31
1
1,100,000 882,090
2,674,585
Real Estate Investment Trust (REIT) — 2.44%
American Campus Communities Operating Partnership LP
2.85% 02/01/30 205,000 195,466
3.75% 04/15/23 50,000 49,964
4.13% 07/01/24 1,250,000 1,257,529
Annington Funding PLC
(EMTN)
(United Kingdom)
2.31% 10/06/32
3
360,000 353,291
Ascendas Real Estate Investment Trust
(EMTN)
(Slovenia)
0.75% 06/23/28
3
375,000 315,984
Digital Dutch Finco BV
(Netherlands)
1.25% 02/01/31
3
1,085,000 855,722
Extra Space Storage LP
3.90% 04/01/29 1,650,000 1,549,956
GLP Capital LP/GLP Financing II, Inc.
3.35% 09/01/24 1,140,000 1,102,950
5.38% 11/01/23 30,000 30,021
5.38% 04/15/26 2,323,000 2,277,690
5.75% 06/01/28 325,000 317,993
Healthcare Realty Trust, Inc.
3.88% 05/01/25 1,400,000 1,371,047

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 10
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Real Estate Investment Trust (REIT) (continued)
Healthcare Trust of America Holdings LP
3.50% 08/01/26 $ 225,000 $ 214,494
3.75% 07/01/27 930,000 883,899
Healthpeak Properties, Inc.
4.00% 06/01/25 750,000 748,601
Hudson Pacific Properties LP
4.65% 04/01/29 1,065,000 1,023,306
Kilroy Realty LP
3.45% 12/15/24 1,670,000 1,629,548
Life Storage LP
2.20% 10/15/30 1,000,000 803,477
Piedmont Operating Partnership LP
3.40% 06/01/23 1,210,000 1,204,342
Prologis Euro Finance LLC
(EMTN)
1.00% 02/08/29 380,000 340,536
SL Green Operating Partnership LP
3.25% 10/15/22 1,350,000 1,350,463
VICI Properties LP
4.75% 02/15/28 605,000 578,344
VICI Properties LP/VICI Note Co., Inc.
3.88% 02/15/29
1
1,425,000 1,228,375
4.25% 12/01/26
1
540,000 495,450
4.63% 06/15/25
1
60,000 57,220
5.63% 05/01/24
1
270,000 267,188
Weyerhaeuser Co.
3.38% 03/09/33 810,000 707,320
21,210,176
Retail — 0.44%
7-Eleven, Inc.
0.80% 02/10/24
1
1,565,000 1,484,034
Alimentation Couche-Tard, Inc.
(Canada)
3.55% 07/26/27
1,3
640,000 598,145
FirstCash, Inc.
5.63% 01/01/30
1
415,000 364,098
Michaels Cos., Inc. (The)
5.25% 05/01/28
1
405,000 319,134
Starbucks Corp.
3.00% 02/14/32 1,220,000 1,061,579
3,826,990
Services — 0.40%
Global Payments, Inc.
1.50% 11/15/24 1,255,000 1,177,699
S&P Global, Inc.
2.70% 03/01/29
1
500,000 455,481
Waste Connections, Inc.
(Canada)
3.20% 06/01/32
3
2,045,000 1,824,342
3,457,522
Transportation — 0.15%
Canadian Pacific Railway Co.
(Canada)
1.35% 12/02/24
3
490,000 462,268
Issues
Maturity
Date
Principal
Amount Value
CORPORATES (continued)
Transportation (continued)
U.S. Airways Pass-Through Trust,
Series 2011-1, Class A
7.13% 10/22/23 $ 378,322 $ 380,613
U.S. Airways Pass-Through Trust,
Series 2012-1, Class A
5.90% 10/01/24 265,789 267,465
U.S. Airways Pass-Through Trust,
Series 2012-2, Class A
4.63% 06/03/25 241,223 222,910
Union Pacific Corp.
2.80% 02/14/32 5,000 4,451
1,337,707
Total Corporates
(Cost $289,759,792) 268,073,799
FOREIGN GOVERNMENT OBLIGATIONS — 0.13%
Foreign Government Obligations — 0.13%
Airport Authority
(Hong Kong)
2.50% 01/12/32
1,3
1,245,000 1,091,840
Total Foreign Government Obligations
(Cost $1,244,057)
MORTGAGE-BACKED — 17.48%**
Non-Agency Commercial Mortgage-Backed — 3.04%
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2021-FL2, Class A
(Cayman Islands)
(LIBOR USD 1-Month plus 1.10%)
2.42% 05/15/36
1,2,3
1,688,000 1,646,287
Banc of America Merrill Lynch Commercial Mortgage Trust,
Series 2018-PARK, Class A
4.23% 08/10/38
1,4
1,095,000 1,054,170
BX Commercial Mortgage Trust,
Series 2019-XL, Class A
(LIBOR USD 1-Month plus 0.92%)
2.24% 10/15/36
1,2
2,005,656 1,974,087
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class B
(LIBOR USD 1-Month plus 1.25%)
2.58% 11/15/38
1,2
2,000,000 1,900,925
BX Trust,
Series 2019-OC11, Class A
3.20% 12/09/41
1
375,000 336,073
BXSC Commercial Mortgage Trust,
Series 2022-WSS, Class D
(CME Term SOFR 1-Month plus 3.19%)
4.47% 03/15/35
1,2
1,550,000 1,491,401
CALI Mortgage Trust,
Series 2019-101C, Class A
3.96% 03/10/39
1
805,000 766,288
Century Plaza Towers,
Series 2019-CPT, Class A
2.87% 11/13/39
1
715,000 626,246

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
11 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Citigroup Commercial Mortgage Trust,
Series 2016-GC36, Class A5
3.62% 02/10/49 $ 3,250,000 $ 3,187,218
Citigroup Commercial Mortgage Trust,
Series 2016-GC37, Class A4
3.31% 04/10/49 1,000,000 968,461
Commercial Mortgage Trust,
Series 2014-UBS2, Class XA (IO)
1.24% 03/10/47
4
18,747,578 245,243
Credit Suisse Mortgage Capital Trust,
Series 2019-ICE4, Class E
(LIBOR USD 1-Month plus 2.15%)
3.47% 05/15/36
1,2
1,825,000 1,755,974
DC Office Trust,
Series 2019-MTC, Class A
2.97% 09/15/45
1
765,000 675,349
GPMT Ltd.,
Series 2021-FL4, Class AS
(Cayman Islands)
(LIBOR USD 1-Month plus 1.70%)
3.34% 12/15/36
1,2,3
2,380,000 2,281,350
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23% 07/10/39
1
760,000 687,603
Hudson Yards Mortgage Trust,
Series 2019-55HY, Class A
3.04% 12/10/41
1,4
765,000 682,562
JPMBB Commercial Mortgage Securities Trust,
Series 2015-C29, Class XA (IO)
0.72% 05/15/48
4
22,289,518 299,937
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-OSB, Class A
3.40% 06/05/39
1
740,000 681,144
Last Mile Logistics Pan Euro Finance DAC,
Series 1A, Class A
(Ireland)
(-1.00 X 3 month Euribor plus 0.75%)
0.75% 08/17/33
1,2,3
2,371,365 2,420,125
MKT Mortgage Trust,
Series 2020-525M, Class A
2.69% 02/12/40
1
520,000 449,804
One Bryant Park Trust,
Series 2019-OBP, Class A
2.52% 09/15/54
1
960,000 834,240
RBS Commercial Funding, Inc., Trust,
Series 2013-GSP, Class A
3.96% 01/15/32
1,4
560,000 548,720
SFAVE Commercial Mortgage Securities Trust,
Series 2015-5AVE, Class A2B
4.14% 01/05/43
1,4
45,000 36,610
Wells Fargo Commercial Mortgage Trust,
Series 2015-C26, Class XA (IO)
1.34% 02/15/48
4
32,420,515 808,446
26,358,263
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed — 5.18%
ACE Securities Corp. Home Equity Loan Trust,
Series 2005-HE2, Class M5
(LIBOR USD 1-Month plus 1.02%)
2.64% 04/25/35
2
$ 3,100,111 $ 3,019,224
Amresco Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A5 (STEP-reset date 08/25/22)
7.50% 10/25/27 4,514 4,555
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
2.60% 12/25/34
2
342,810 329,992
Banc of America Funding Trust,
Series 2003-2, Class 1A1
6.50% 06/25/32 3,697 3,692
Bear Stearns ALT-A Trust,
Series 2004-12, Class 1M1
(LIBOR USD 1-Month plus 0.93%)
2.55% 01/25/35
2
1,980,805 1,942,789
Chevy Chase Mortgage Funding LLC, Mortgage-Backed
Certificates,
Series 2005-2A, Class A1
(LIBOR USD 1-Month plus 0.18%)
1.80% 05/25/36
1,2
43,747 38,988
CIM Trust,
Series 2021-R3, Class A1A
1.95% 06/25/57
1,4
2,805,008 2,438,305
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-HYB1, Class A41
2.62% 02/25/34
4
87 87
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WFH1, Class M5
(LIBOR USD 1-Month plus 0.78%)
2.40% 01/25/36
2
2,000,000 1,978,099
Countrywide Asset-Backed Certificates Trust,
Series 2005-7, Class MV5
(LIBOR USD 1-Month plus 1.13%)
2.75% 11/25/35
2
4,220,000 4,098,028
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-14, Class 4A1
2.45% 08/25/34
4
54,252 50,419
Credit Suisse Mortgage Capital Trust
Series 2022-RPL3, Class A1
3.61% 03/25/61
1
3,900,000 3,797,067
Credit Suisse Mortgage Capital Trust,
Series 2022-ATH2, Class A1
4.55% 05/25/67
1,4
1,971,217 1,948,046
Credit-Based Asset Servicing and Securitization LLC,
Series 2003-CB3, Class AF1 (STEP-reset date 08/25/22)
3.38% 12/25/32 501,184 474,193
Credit-Based Asset Servicing and Securitization LLC,
Series 2006-CB2, Class AF4 (STEP-reset date 08/25/22)
3.01% 12/25/36 360,250 303,278
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
1.68% 04/25/37
2
103,338 74,728

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 12
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC,
Series 2007-CB5, Class A3
(LIBOR USD 1-Month plus 0.25%)
1.87% 04/25/37
2
$ 1,227,924 $ 768,575
First Horizon Alternative Mortgage Securities Trust,
Series 2004-AA3, Class A1
2.47% 09/25/34
4
52,387 49,173
GSR Mortgage Loan Trust,
Series 2004-9, Class 5A7
3.26% 08/25/34
4
14,067 14,021
HarborView Mortgage Loan Trust,
Series 2007-7, Class 2A1A
(LIBOR USD 1-Month plus 1.00%)
2.62% 10/25/37
2
1,669,428 1,616,319
HomeBanc Mortgage Trust,
Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.54%)
2.16% 10/25/35
2
4,074 4,070
HSI Asset Securitization Corp. Trust,
Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.25% 11/25/35
2
171,209 168,479
IndyMac Index Mortgage Loan Trust,
Series 2004-AR7, Class A2
(LIBOR USD 1-Month plus 0.86%)
2.48% 09/25/34
2
7,714 6,962
IndyMac Index Mortgage Loan Trust,
Series 2004-AR8, Class 2A2A
(LIBOR USD 1-Month plus 0.80%)
2.42% 11/25/34
2
21,819 19,817
IndyMac Index Mortgage Loan Trust,
Series 2007-AR11, Class 1A1
2.88% 06/25/37
4
505,069 449,212
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A3
6.61% 02/25/28 41,758 41,437
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1997-1, Class A4
6.75% 02/25/28 11,116 11,038
IndyMac Manufactured Housing Contract Pass-Through
Certificates,
Series 1998-1, Class A4
6.49% 09/25/28 49,863 51,372
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
1.91% 07/25/36
2
1,465,717 1,458,684
JPMorgan Mortgage Trust,
Series 2007-A3, Class 3A2
3.28% 05/25/37
4
111,005 100,507
MASTR Adjustable Rate Mortgages Trust,
Series 2003-6, Class 4A2
3.03% 01/25/34
4
47,942 47,829
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust,
Series 2007-HF2, Class A1
(LIBOR USD 1-Month plus 0.62%)
2.24% 09/25/37
2
$ 863,606 $ 843,678
MASTR Seasoned Securitization Trust,
Series 2004-1, Class 4A1
2.41% 10/25/32
4
4,670 4,617
MASTR Seasoned Securitization Trust,
Series 2005-1, Class 4A1
2.37% 10/25/32
4
17,099 16,568
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2C
(LIBOR USD 1-Month plus 0.18%)
1.80% 06/25/37
2
337,120 215,667
Merrill Lynch First Franklin Mortgage Loan Trust,
Series 2007-3, Class A2D
(LIBOR USD 1-Month plus 0.25%)
1.87% 06/25/37
2
622,988 527,051
Mid-State Capital Corp. Trust,
Series 2005-1, Class M2
7.08% 01/15/40 266,971 268,502
Mid-State Trust XI,
Series 11, Class A1
4.86% 07/15/38 372,328 366,949
Morgan Stanley ABS Capital I Trust,
Series 2004-NC7, Class M2
(LIBOR USD 1-Month plus 0.93%)
2.55% 07/25/34
2
119,198 113,662
Morgan Stanley ABS Capital I, Inc., Trust,
Series 2005-HE3, Class M5
(LIBOR USD 1-Month plus 1.04%)
2.66% 07/25/35
2
4,110,619 4,030,077
Nationstar Home Equity Loan Trust,
Series 2007-B, Class 1AV1
(LIBOR USD 1-Month plus 0.22%)
1.84% 04/25/37
2
1,629,594 1,614,720
New Century Home Equity Loan Trust,
Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.68%)
2.30% 03/25/35
2
1,901,197 1,894,291
New Century Home Equity Loan Trust,
Series 2005-D, Class A1
(LIBOR USD 1-Month plus 0.44%)
2.06% 02/25/36
2
724,739 722,688
New York Mortgage Trust,
Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
2.10% 02/25/36
2
438,150 433,338
Option One Mortgage Loan Trust,
Series 2005-2, Class M1
(LIBOR USD 1-Month plus 0.66%)
2.28% 05/25/35
2
39,825 39,653
PRPM LLC,
Series 2021-11, Class A1 (STEP-reset date 07/25/22)
2.49% 11/25/26
1
1,636,552 1,544,220

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
13 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
PRPM LLC,
Series 2022-3, Class A1 (STEP-reset date 07/25/22)
5.56% 06/25/27
†,1
$ 2,500,000 $ 2,459,131
RBSSP Resecuritization Trust,
Series 2009-12, Class 17A2
2.07% 10/25/35
1,4
1,709,633 1,686,607
Residential Asset Mortgage Products Trust,
Series 2003-SL1, Class A41
8.00% 04/25/31 15,935 14,603
Residential Asset Mortgage Products Trust,
Series 2004-SL1, Class A7
7.00% 11/25/31 7,222 6,663
Residential Asset Securities Corp.,
Series 2005-AHL3, Class A3
(LIBOR USD 1-Month plus 0.34%)
2.30% 11/25/35
2
6,424 6,422
Residential Asset Securitization Trust,
Series 2004-IP2, Class 2A1
2.84% 12/25/34
4
11,883 10,758
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-15, Class A
2.73% 10/25/34
4
637,556 592,848
Structured Asset Mortgage Investments II Trust,
Series 2005-AR1, Class A1
(LIBOR USD 1-Month plus 0.48%)
2.08% 04/19/35
2
376,817 354,632
Structured Asset Mortgage Investments II Trust,
Series 2005-AR8, Class A2
(Federal Reserve US 12-Month Cumulative Average plus
1.48%)
1.57% 02/25/36
2
374,207 357,712
Structured Asset Mortgage Investments II Trust,
Series 2006-AR3, Class 22A1
2.57% 05/25/36
4
1,804,079 1,079,744
WaMu Mortgage Pass-Through Certificates,
Series 2005-AR13, Class A1A3
(LIBOR USD 1-Month plus 1.56%)
3.18% 10/25/45
2
449,426 438,029
44,951,815
U.S. Agency Commercial Mortgage-Backed — 0.11%
Fannie Mae Pool AN2786
2.76% 09/01/36 47,696 42,733
Fannie Mae Pool BL6060
2.46% 04/01/40 1,160,000 937,281
Fannie Mae-Aces,
Series 2015-M4, Class X2 (IO)
0.27% 07/25/22
4
465,933 2
980,016
U.S. Agency Mortgage-Backed — 9.15%
Fannie Mae Pool 253974
7.00% 08/01/31 735 773
Fannie Mae Pool 527247
7.00% 09/01/26 7 7
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool 545191
7.00% 09/01/31 $ 434 $ 460
Fannie Mae Pool 545646
7.00% 09/01/26 5 5
Fannie Mae Pool 549740
6.50% 10/01/27 1,363 1,430
Fannie Mae Pool 606108
7.00% 03/01/31 300 301
Fannie Mae Pool 630599
7.00% 05/01/32 2,246 2,373
Fannie Mae Pool 655928
7.00% 08/01/32 1,581 1,747
Fannie Mae Pool 735207
7.00% 04/01/34 781 841
Fannie Mae Pool 735686
6.50% 12/01/22 1 1
Fannie Mae Pool 735861
6.50% 09/01/33 40,317 42,393
Fannie Mae Pool 764388
(LIBOR USD 6-Month plus 1.38%)
1.76% 03/01/34
2
6,887 6,843
Fannie Mae Pool 776708
5.00% 05/01/34 68,985 72,608
Fannie Mae Pool 844773
(LIBOR USD 12-Month plus 1.53%)
1.78% 12/01/35
2
5,023 5,002
Fannie Mae Pool 889184
5.50% 09/01/36 54,205 58,132
Fannie Mae Pool 890221
5.50% 12/01/33 79,106 84,314
Fannie Mae Pool 939419
(LIBOR USD 12-Month plus 1.27%)
2.64% 05/01/37
2
20,404 20,382
Fannie Mae Pool AL0209
4.50% 05/01/41 220,502 228,710
Fannie Mae Pool CA1710
4.50% 05/01/48 9,209 9,368
Fannie Mae Pool CA1711
4.50% 05/01/48 622,151 632,930
Fannie Mae Pool CA2208
4.50% 08/01/48 8,344 8,488
Fannie Mae Pool FM2318
3.50% 09/01/49 1,018,979 993,423
Fannie Mae Pool MA1527
3.00% 08/01/33 14,516 14,198
Fannie Mae Pool MA1561
3.00% 09/01/33 815,423 792,130
Fannie Mae Pool MA1608
3.50% 10/01/33 710,071 709,959
Fannie Mae Pool MA3427
4.00% 07/01/33 7,291 7,428
Fannie Mae Pool MA3537
4.50% 12/01/48 578,322 588,342
Fannie Mae Pool MA3811
3.00% 10/01/49 443,948 413,080

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 14
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool MA4152
2.00% 10/01/40 $ 2,573,107 $ 2,316,932
Fannie Mae Pool MA4333
2.00% 05/01/41 712,421 638,822
Fannie Mae REMICS,
Series 1993-80, Class S
(-1.22 X LIBOR USD 1-Month plus 10.88%, 10.88% Cap)
8.89% 05/25/23
2
226 231
Fannie Mae REMICS,
Series 2001-52, Class YZ
6.50% 10/25/31 82,180 85,450
Fannie Mae REMICS,
Series 2003-124, Class TS
(-14.00 X LIBOR USD 1-Month plus 100.80%, 9.80% Cap)
9.80% 01/25/34
2
2,475 2,549
Fannie Mae REMICS,
Series 2007-64, Class FA
(LIBOR USD 1-Month plus 0.47%)
2.09% 07/25/37
2
36,566 36,604
Fannie Mae REMICS,
Series 2008-50, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
4.43% 11/25/36
2
596,644 70,905
Fannie Mae REMICS,
Series 2018-38, Class PA
3.50% 06/25/47 3,956 3,952
Fannie Mae REMICS,
Series 2018-43, Class CT
3.00% 06/25/48 210,726 203,683
Fannie Mae REMICS,
Series 2018-55, Class PA
3.50% 01/25/47 31,066 31,123
Fannie Mae REMICS,
Series 2018-86, Class JA
4.00% 05/25/47 187,080 187,189
Fannie Mae Trust,
Series 2003-W6, Class 5T (IO)
(-1.00 X LIBOR USD 1-Month plus 8.15%, 0.55% Cap)
0.55% 09/25/42
2
7,076,234 108,363
Freddie Mac Gold Pool A25162
5.50% 05/01/34 61,073 65,113
Freddie Mac Gold Pool A33262
5.50% 02/01/35 26,762 28,707
Freddie Mac Gold Pool A68781
5.50% 10/01/37 4,033 4,332
Freddie Mac Gold Pool C03813
3.50% 04/01/42 517,696 512,511
Freddie Mac Gold Pool G01548
7.50% 07/01/32 175,539 196,074
Freddie Mac Gold Pool G01644
5.50% 02/01/34 40,653 43,634
Freddie Mac Gold Pool G02366
6.50% 10/01/36 34,880 38,788
Freddie Mac Gold Pool G08844
5.00% 10/01/48 175,227 179,902
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac Gold Pool G12909
6.00% 11/01/22 $ 1,468 $ 1,475
Freddie Mac Gold Pool G13032
6.00% 09/01/22 4 4
Freddie Mac Gold Pool G15897
2.50% 09/01/31 20,973 20,396
Freddie Mac Gold Pool G16085
2.50% 02/01/32 1,285,409 1,262,323
Freddie Mac Gold Pool G16524
3.50% 05/01/33 44,560 44,639
Freddie Mac Gold Pool G16756
3.50% 01/01/34 766,823 768,138
Freddie Mac Gold Pool G18581
2.50% 01/01/31 19,996 19,637
Freddie Mac Pool SD7503
3.50% 08/01/49 2,846,332 2,774,948
Freddie Mac REMICS,
Series 1602, Class SN
(-4.25 X PRIME plus 46.22%, 10.09% Cap)
10.09% 10/15/23
2
2,002 2,027
Freddie Mac REMICS,
Series 2174, Class PN
6.00% 07/15/29 14,875 15,608
Freddie Mac REMICS,
Series 3460, Class SA (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
4.88% 06/15/38
2
560,674 72,096
Freddie Mac REMICS,
Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
5.29% 04/15/42
2
484,184 71,427
Ginnie Mae (TBA)
2.50% 07/20/52 3,900,000 3,566,333
Ginnie Mae I Pool 782810
4.50% 11/15/39 412,846 426,511
Ginnie Mae II Pool 80968
(US Treasury Yield Curve Rate T Note Constant Maturity
1-Year plus 1.50%)
1.63% 07/20/34
2
10,977 10,991
Ginnie Mae II Pool MA4454
5.00% 05/20/47 15,047 15,769
Ginnie Mae II Pool MA4511
4.00% 06/20/47 3,766 3,791
Ginnie Mae II Pool MA4588
4.50% 07/20/47 135,965 140,207
Ginnie Mae II Pool MA4589
5.00% 07/20/47 744,542 782,818
Ginnie Mae II Pool MA4838
4.00% 11/20/47 344,064 345,816
Ginnie Mae II Pool MA4901
4.00% 12/20/47 276,145 277,551
Ginnie Mae II Pool MA5399
4.50% 08/20/48 349,099 356,593
Ginnie Mae II Pool MA5530
5.00% 10/20/48 4,257 4,381

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
15 / June 2022
Issues
Maturity
Date
Principal
Amount Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Ginnie Mae II Pool MA6030
3.50% 07/20/49 $ 48,533 $ 46,488
Ginnie Mae II Pool MA6080
3.00% 08/20/49 23,095 21,526
Ginnie Mae II Pool MA6209
3.00% 10/20/49 414,906 386,707
Ginnie Mae,
Series 2004-8, Class SE
(-2.00 X LIBOR USD 1-Month plus 14.30%, 14.30% Cap)
11.05% 11/26/23
2
3,126 3,218
UMBS (TBA)
2.00% 07/01/52 3,225,000 2,798,180
2.00% 08/01/52 6,900,000 5,981,329
2.50% 07/01/52 1,775,000 1,595,751
2.50% 08/01/52 13,950,000 12,524,849
3.00% 07/01/52 19,625,000 18,272,503
3.00% 08/01/52 4,150,000 3,866,308
3.50% 07/01/52 3,250,000 3,125,669
3.50% 08/01/52 1,750,000 1,680,684
4.00% 07/01/52 3,825,000 3,772,929
4.50% 07/01/52 4,900,000 4,920,098
79,430,250
Total Mortgage-Backed
(Cost $157,695,055) 151,720,344
MUNICIPAL BONDS — 0.77%*
California — 0.22%
City of San Francisco Public Utilities Commission Water
Revenue Bonds, Series G
2.19% 11/01/32 795,000 663,212
Los Angeles Department of Water & Power Power System
Revenue Bonds, Electric Light & Power Improvements,
Series C
5.52% 07/01/27 50,000 53,993
Los Angeles Unified School District General Obligation
Bonds, School Improvements, Series KR
5.75% 07/01/34 1,075,000 1,196,155
1,913,360
Florida — 0.06%
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series C
4.06% 10/01/31 280,000 273,165
County of Miami-Dade Aviation Revenue Bonds, Airport and
Marina Improvements, Series D
3.50% 10/01/31 245,000 226,498
499,663
Michigan — 0.08%
University of Michigan Revenue Bonds, Series C
3.48% 04/01/33 750,000 727,603
New York — 0.41%
City of New York General Obligation, Public Improvements,
Series 2
1.70% 03/01/29 250,000 217,662
Issues
Maturity
Date
Principal
Amount Value
MUNICIPAL BONDS (continued)
New York (continued)
Metropolitan Transportation Authority Revenue Bonds,
Transit Improvements
6.55% 11/15/31 $ 25,000 $ 27,900
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds, School Improvements, Series G-3
5.27% 05/01/27 1,465,000 1,560,741
New York State Dormitory Authority Revenue Bonds, Series
C
1.95% 03/15/29 590,000 511,703
New York State Dormitory Authority Revenue Bonds, Transit
Improvements, Series F
3.03% 02/15/33 1,245,000 1,121,515
New York State Dormitory Authority Revenue Bonds,
University & College Improvements, Series D
5.50% 03/15/30 70,000 74,205
3,513,726
Pennsylvania — 0.00%
Pennsylvania Economic Development Financing Authority
Revenue Bonds, University of Pittsburgh Medical Center,
Series B
3.20% 11/15/27 40,000 38,032
Total Municipal Bonds
(Cost $7,343,752) 6,692,384
U.S. TREASURY SECURITIES — 42.69%
U.S. Treasury Notes — 42.69%
U.S. Treasury Notes
2.50% 05/31/24 3,320,000 3,290,691
2.63% 05/31/27 69,270,000 67,968,482
2.75% 04/30/27 48,535,000 47,877,072
2.88% 05/15/32 22,942,000 22,668,715
2.88% 06/15/25 115,403,000 114,992,511
3.00% 06/30/24 5,525,000 5,528,237
3.25% 06/30/27 107,170,000 108,233,328
Total U.S. Treasury Securities
(Cost $368,824,264) 370,559,036
Total Bonds — 99.43%
(Cost $892,000,664)
863,015,216
Issues Shares Value
COMMON STOCK — 0.05%
Communications — 0.05%
Intelsat Emergence SA
3,5,6,9
(Luxembourg) 15,249 430,784
Electric — 0.00%
Homer City Holdings LLC
†,5,6
8,014 —
Total Common Stock
(Cost $968,242) 430,784

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 16
Issues Shares Value
RIGHTS — 0.00%
Communications — 0.00%
Intelsat Jackson Holdings SA, Series
A
†,3,5,6,9
(Luxembourg) 1,596 $ —
Intelsat Jackson Holdings SA, Series
B
†,3,5,6,9
(Luxembourg) 1,596 —
—
Total Rights
(Cost $–) —
Purchased Options - 0.00%
(Cost $172,497) 10,475
Issues
Maturity
Date
Principal
Amount / Shares Value
SHORT-TERM INVESTMENTS — 1.22%
Money Market Funds — 1.22%
Dreyfus Government Cash Management Fund
1.35%
12
6,404,000 6,404,000
Fidelity Investments Money Market Funds - Government
Portfolio
1.21%
12,13
9,778 9,778
Morgan Stanley Institutional Liquidity Funds - Government
Portfolio
1.38%
12
4,185,000 4,185,000
Total Short-Term Investments
(Cost $10,598,778) 10,598,778
Total Investments Before Written Options - 100.70%
(Cost $903,740,181) 874,055,253
Written Options - 0.00%
(Cost $(163,604)) (6,188)
Net unrealized depreciation on unfunded commitments
- 0.00% (452)
Liabilities in Excess of Other Assets - (0.70)% (6,080,546)
Net Assets - 100.00% $ 867,968,067
1
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
2
Floating rate security. The rate disclosed was in effect at June 30, 2022.
3
Foreign denominated security issued by foreign domiciled entity.
4
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
6
Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $2,872,136, which is 0.33% of total net assets.
7
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $12,246, at an interest rate of 4.00% and a maturity of July 31, 2028. The investment is not accruing an unused commitment fee.
8
Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $18,943, at an interest rate of 4.25% and a maturity of June 22, 2029. The investment is not accruing an unused commitment fee.
9
Non-income producing security.
10
Security is currently in default with regard to scheduled interest or principal payments.
11
Zero coupon bond. The rate shown is the effective yield as of June 30, 2022.
12
Represents the current yield as of June 30, 2022.
13
Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $36.
†
Fair valued security. The aggregate value of fair valued securities is $2,459,131, which is
0.28% of total net assets. Fair valued securities were not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. See
Notes to Financial Statements.
*
Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**
Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.
Note: For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.
(CLO): Collateralized Loan Obligation
(EMTN): Euro Medium-Term Note
(EUR): Euro
(EURIBOR): Euro InterBank Offer Rate
(GBP): British Pound
(GMTN): Global Medium-Term Note
(IO): Interest Only
(LIBOR): London InterBank Offer Rate
(MTN): Medium-Term Note
(S&P): Standard & Poor’s
(SOFR): Secured Overnight Financing Rate
(STEP): Step Coupon Bond
(TBA): To-Be-Announced
(USD): U.S. Dollar

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
17 / June 2022
Currency to
be Purchased
Currency to
be Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
FOREIGN CURRENCY EXCHANGE CONTRACT
USD 4,867,107 EUR 4,586,000 Citigroup Global Markets, Inc. 07/08/22 $ 70,142
USD 3,380,799 EUR 3,184,000 Goldman Sachs International 07/08/22 50,330
USD 386,073 GBP 315,000 Citigroup Global Markets, Inc. 07/08/22 3,468
USD 7,990,217 EUR 7,539,000 Citigroup Global Markets, Inc. 10/07/22 51,302
USD 360,258 GBP 294,000 Citigroup Global Markets, Inc. 10/07/22 2,496
177,738
EUR 7,759,000 USD 8,167,377 Citigroup Global Markets, Inc. 07/08/22 (51,447)
EUR 11,000 USD 11,617 Goldman Sachs International 07/08/22 (111)
GBP 315,000 USD 384,918 Citigroup Global Markets, Inc. 07/08/22 (2,313)
(53,871)
NET UNREALIZED APPRECIATION $ 123,867
Description
Number of
Contracts Expiration Date Notional Amount Value
Unrealized
Appreciation
(Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Two-Year Note 650 09/30/22 $ 136,510,157 $ (392,668) $ (392,668)
U.S. Treasury Five-Year Note 101 09/30/22 11,337,250 (71,381) (71,381)
U.S. Treasury Ten-Year Ultra Bond 17 09/21/22 2,165,375 5,103 5,103
150,012,782 (458,946) (458,946)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ultra Bond 33 09/21/22 (5,093,344) 139,594 139,594
Euro-Bobl Future 16 09/08/22 (2,171,767) 13,554 13,554
Euro-Bund Future 12 09/08/22 (1,951,337) 17,396 17,396
(9,216,448) 170,544 170,544
TOTAL FUTURES CONTRACTS $ 140,796,334 $ (288,402) $ (288,402)

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 18
Reference Obligation/Index
Financing
Rate Paid by
the Fund
Payment
Frequency
Implied
Credit Spread
at 06/30/22
1
Counterparty
Expiration
Date
Notional
Amount
(000's)
2
Value
3
Premiums
Paid
Unrealized
Appreciation
SWAPS: CREDIT DEFAULT (SALES) - SINGLE ISSUES
OTC
4
Berry Global, Inc., 5.63%, due
07/15/27 5.00% 3 Months 175
Credit Suisse
First Boston
International 12/20/23 $ 1,155 $ 55,148 $ 52,246 $ 2,902
1011778 BC ULC/New Red
Finance, Inc., 4.00%, due
10/15/30
5
5.00% 3 Months 120
Credit Suisse
First Boston
International 06/20/23 2,070 78,401 66,320 12,081
TOTAL $ 133,549 $ 118,566 $ 14,983
1
An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swaps on corporate issues as of year end serve as an indicator of the current status of the payment performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
2
The maximum potential amount for the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
3
The quoted market prices are resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of year end. Increasing values
(buy protection) or decreasing values (sell protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
4
If the Fund is a seller of protection and credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection the amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
5
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
PURCHASED CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 101 $ 98.38 09/16/22 $ 733,222 $ 5,050
IMM Eurodollar 1-Year MIDCV Future Options 217 98.75 09/16/22 10,502,258 5,425
TOTAL PURCHASED OPTIONS $ 11,235,480 $ 10,475
Description
Number of
contracts
Exercise
Price
Expiration
Date Notional Amount Value
WRITTEN CALL OPTIONS EXCHANGE TRADED
IMM Eurodollar 1-Year MIDCV Future Options 495 $ 99.00 09/16/22 $ (21,561,086) $ (6,188)

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
19 / June 2022
SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund:
Net Asset Value
The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.
Security Valuation
Fixed income securities for which market quotations are readily available were valued during the period at prices as provided by independent pricing vendors or broker quotes. The Fund received pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (e.g.,
U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the
Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange on which those securities are traded. Equity securities, including depository receipts, are valued at the last reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and ask prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and ask prices. Securities and other assets that could not be valued as described above were valued for the period at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.
Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.
Fair value methods approved by the Board of Trustees for the period included, but were not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influence the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset could not be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset was determined in good faith by the
Pricing Committee of the Board, generally based upon recommendations provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.
Fair Value Measurements
Various inputs are used in determining the fair value of investments, which are as follows:
* Level 1 - unadjusted quoted prices in active markets for identical securities
* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
* Level 3 - significant unobservable inputs that are not corroborated by observable market data

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
June 2022 / 20
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3.
In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of June 30,
2022 is as follows:
INTERMEDIATE BOND FUND
LEVEL 1 LEVEL 2 LEVEL 3 TOTAL
Investments in Securities
Assets:
Short-Term Investments:
Money Market Funds $ 10,598,778 $ — $ — $ 10,598,778
Long-Term Investments:
Asset-Backed Securities — 51,068,954 1,961,386 53,030,340
Bank Loans — 11,847,473 — 11,847,473
Common Stock — — 430,784 430,784
Corporates — 267,593,833 479,966 268,073,799
Foreign Government Obligations — 1,091,840 — 1,091,840
Mortgage-Backed Securities — 151,720,344 — 151,720,344
Municipal Bonds — 6,692,384 — 6,692,384
Purchased Options 10,475 — — 10,475
Rights — — — —
U.S. Treasury Securities 370,559,036 — — 370,559,036
Other Financial Instruments
*
Assets:
Credit contracts — 55,148 78,401 133,549
Foreign currency exchange contracts — 177,738 — 177,738
Interest rate contracts 175,647 — — 175,647
Liabilities:
Foreign currency exchange contracts — (53,871) — (53,871)
Interest rate contracts (470,237) — — (470,237)
Total $ 380,873,699 $ 490,193,843 $ 2,950,537 $ 874,018,079
*Other financial instruments include foreign currency exchange contracts, futures, swaps and written options. Credit contracts include swaps. Interest rate contracts include futures and written options.

Intermediate Bond Fund
Schedule of Portfolio Investments
June 30, 2022 (Unaudited)
21 / June 2022
Certain securities held by the Funds are categorized as Level 3 investments. Their prices may be derived by utilizing unobservable prior transaction values or information from third party valuation services. The value of Level 3 investments could be significantly affected by changes in these unobservable inputs.
For the period ended June 30, 2022 a reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of
Level 3 investments for which significant unobservable inputs were used in determining fair value:
COMMITMENTS AND CONTINGENCIES
The Intermediate Bond Fund had the following unfunded commitments and unrealized gain (loss) as of June 30, 2022:
INTERMEDIATE
BOND FUND
ASSET-BACKED
SECURITIES
COMMON
STOCK CORPORATES
CREDIT
DEFAULT
SWAPS
Balance as of
April 1, 2022 $ 2,041,174 $ 457,470 $ 522,068 $ 98,067
Accrued discounts/premiums — — — —
Realized gain (loss) — — — —
Change in unrealized appreciation (depreciation)* (47,448) (26,686) (42,102) 545
Purchases — — — —
Sales (32,340) — — (20,211)
Transfers into Level 3** — — — —
Transfers out of Level 3** — — — —
Balance as of
June 30, 2022
$ 1,961,386 $ 430,784 $ 479,966 $ 78,401
*The change in unrealized appreciation (depreciation) on securities still held at June 30, 2022 was $(118,566) and is included in the related net realized gains (losses) and net change in appreciation (depreciation) in the Statements of Operations.
**There were no transfers between level 2 and 3 for the period ended June 30, 2022.
Significant unobservable valuations inputs for Level 3 investments as of June 30, 2022, are as follows:
INTERMEDIATE BOND FUND
FAIR VALUE AT
6/30/22
VALUATION
TECHNIQUE * UNOBSERVABLE INPUT RANGE
WEIGHTED
AVERAGE
INPUT TO
VALUATION
IF INPUT
INCREASES
Asset-Backed Securities $1,961,386 Broker Quote Offered Quote $92.06 $92.06 Increase
Common Stock $— Broker Quote Offered Quote $— $— Increase
Common Stock $430,784 Third-Party Vendor Vendor Prices $28.25 $28.25 Increase
Corporate Securities $— Broker Quote Offered Quote $— $— Increase
Corporate Securities $479,966 Third-Party Vendor Vendor Prices $85.50 $85.50 Increase
Rights $— Broker Quote Offered Quote $— $— Increase
Credit Default Swaps $78,401 Broker Quote Offered Quote $3.65 $3.65 Increase
* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.
INTERMEDIATE BOND FUND
UNFUNDED COMMITMENTS MATURITY AMOUNT UNREALIZED GAIN (LOSS)
AI Aqua Merger Sub, Inc., Delayed-Draw Term Loan, 1st Lien July 2028 $ 12,246 $ (582)
Element Materials Technology Group U.S. Holdings, Inc., Delayed-Draw
Term Loan, 1st Lien June 2029 18,943 130
Total Unfunded Commitments $ 31,189 $ (452)